Fair Value of Financial Assets and Liabilities - Summary of Fair Value Hierarchy for Assets and Liabilities Measured at Fair Value on Recurring Basis (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Warrant liability	$ 546	$ 0
Investments:
Investments		18,311
Fair Value, Measurements, Recurring [Member]
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Warrant liability	546
Equity, Fair Value Disclosure [Abstract]
Total liabilities	546
Investments:
Investments	81	82,831
Fair Value, Measurements, Recurring [Member] | Money Market Funds [Member]
Cash Equivalents:
Cash Equivalents	81	47,863
Commercial Paper [Member]
Investments:
Investments		2,465
Commercial Paper [Member] | Fair Value, Measurements, Recurring [Member]
Cash Equivalents:
Cash Equivalents	0	11,691
Investments:
Investments		2,465
Corporate Bonds [Member]
Investments:
Investments		2,957
Corporate Bonds [Member] | Fair Value, Measurements, Recurring [Member]
Investments:
Investments		2,957
Certificate of Deposits [Member] | Fair Value, Measurements, Recurring [Member]
Investments:
Investments		0
Government Securities [Member]
Investments:
Investments		12,889
Government Securities [Member] | Fair Value, Measurements, Recurring [Member]
Cash Equivalents:
Cash Equivalents	0	4,966
Investments:
Investments		12,889
Level 1 [Member] | Fair Value, Measurements, Recurring [Member]
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Warrant liability	0
Equity, Fair Value Disclosure [Abstract]
Total liabilities	0
Investments:
Investments	81	47,863
Level 1 [Member] | Fair Value, Measurements, Recurring [Member] | Money Market Funds [Member]
Cash Equivalents:
Cash Equivalents	81	47,863
Level 2 [Member] | Fair Value, Measurements, Recurring [Member]
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Warrant liability	0
Equity, Fair Value Disclosure [Abstract]
Total liabilities	0
Investments:
Investments	0	34,968
Level 2 [Member] | Commercial Paper [Member] | Fair Value, Measurements, Recurring [Member]
Cash Equivalents:
Cash Equivalents	0	11,691
Investments:
Investments		2,465
Level 2 [Member] | Corporate Bonds [Member] | Fair Value, Measurements, Recurring [Member]
Investments:
Investments		2,957
Level 2 [Member] | Certificate of Deposits [Member] | Fair Value, Measurements, Recurring [Member]
Investments:
Investments		0
Level 2 [Member] | Government Securities [Member] | Fair Value, Measurements, Recurring [Member]
Cash Equivalents:
Cash Equivalents	0	4,966
Investments:
Investments		$ 12,889
Level 3 [Member] | Fair Value, Measurements, Recurring [Member]
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Warrant liability	546
Equity, Fair Value Disclosure [Abstract]
Total liabilities	$ 546